Deferred Revenue - Disclosure of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accruals and deferred income including contract liabilities [Abstract]
Deferred Revenue, beginning of year	$ 10,138,356	$ 9,942,385
Additions to deferred revenue during the year	5,634,600	1,077,193
Deposits returned	(3,947)	(22,534)
Revenue recognized from deferred revenue during the year	(13,192,959)	(858,688)
Deferred Revenue, end of year	2,576,050	10,138,356
Current portion	2,576,050	3,279,536
Long term portion	$ 0	$ 6,858,820